Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	INNOVAGE HOLDING CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40159
Entity Tax Identification Number	81-0710819
Entity Address, Address Line One	8950 E. Lowry Boulevard
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80230
City Area Code	844
Local Phone Number	803-8745
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	INNV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001834376